INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES	INVENTORIES

	As of December 31,
	2025	2024
Raw materials	$14,670	$23,337
Semi-finished goods	1,545	2,667
Merchandise	12,661	18,968
	$28,876	$44,972
Costs of revenues related to inventories were $100.1 million (including reversal of impairment losses of $2.3 million), $139.0 million (including impairment losses of $4.4 million) and $169.2 million (including impairment losses of $2.5 million) for the years ended December 31, 2025, 2024 and 2023, respectively. Unallocated production overhead was $7.8 million, $5.3 million and $2.9 million for the years ended December 31, 2025, 2024 and 2023, respectively.